Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	144,640,855	11,522,090

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	429,790,822	7,676,064

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	136,243,249	1,500,038

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	55,463,098	627,288
Total Investment Companies (Cost $15,386,719)		21,325,480
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $14)	150	15
Total Investments (100.1%) (Cost $15,386,733)		21,325,495
Other Assets and Liabilities-Net (-0.1%)		(20,061)
Net Assets (100%)		21,305,434

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2050 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	14,171	NA1	NA1	—	—	41	—	15
Vanguard Total
Bond Market II
Index Fund	1,395,754	204,457	91,454	55	(8,774)	9,423	—	1,500,038
Vanguard Total
International Bond
Index Fund	584,131	68,201	1,352	—	(23,692)	15,412	—	627,288
Vanguard Total
International Stock
Index Fund	6,993,878	199,902	65,600	(3,219)	551,103	84,400	—	7,676,064
Vanguard Total
Stock Market Index
Fund	10,504,597	250,260	126,815	2,867	891,181	58,820	—	11,522,090

Total	19,492,531	722,820	285,221	297	1,409,818	168,096	—	21,325,495

1 Not applicable—purchases and sales are for temporary cash investment purposes.